RELATED PARTY TRANSACTIONS- Disclosure of information about key management personnel (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Related party transactions [abstract]
Salaries and short-term employee benefits	$ 2,957	$ 3,867
Non-executive directors' fees	312	311
Non-executive directors' deferred share units	(362)	(707)
Share-based payments	2,974	3,408
Key management personnel compensation	$ 5,881	$ 6,879